Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable Net Current [Abstract]
Summary of Accounts Receivable
	As of December 31,
	2018	2019

Accounts receivable, gross	67,134	147,440
Less: allowance for doubtful accounts	(1,507)	(3,469)
Accounts receivable, net	65,627	143,971

Summary of Movement in Allowance for Doubtful Accounts

The following table presents the movement in the allowance for doubtful accounts:

	For the years ended December 31,
	2017	2018	2019

Balance at the beginning of year	1,693	1,478	1,507
Additions for the year	910	92	1,995
Recoveries	(40)	-	-
Accounts receivable written off	(1,134)	(15)	-
Exchange differences	49	(48)	(33)
Balance at the end of year	1,478	1,507	3,469